UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05715

             The Gabelli Convertible and Income Securities Fund Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                  (THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC. LOGO)

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                               Semi-Annual Report
                                  June 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Convertible and Income Securities Fund's (the "Fund") net asset value ("NAV") total return fell 6.4% during the first half of 2008, compared with declines of 11.9% and 4.8% for the Standard & Poor's ("S&P") 500 Index and the Lipper Convertible Securities Fund Average, respectively, and a gain of 1.0% for the Lehman Brothers Government/Corporate Bond Index. The total return for the Fund's publicly traded shares declined 1.2% during the first half of the year. On June 30, 2008, the Fund's NAV per share was $7.00, while the price of the publicly traded shares closed at $7.17 on the New York Stock Exchange.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                                                          Since
                                                               Year to                                                  Inception
                                                     Quarter     Date    1 Year   3 Year   5 Year   10 Year   15 Year   (07/03/89)
                                                     -------   -------   ------   ------   ------   -------   -------   ----------
GABELLI CONVERTIBLE AND INCOME SECURITIES FUND
   NAV TOTAL RETURN (b)...........................     (0.74)%   (6.41)%  (8.01)%   5.31%    5.11%     4.61%     6.00%     7.14%
   INVESTMENT TOTAL RETURN (c)....................      1.14     (1.23)  (12.13)   (1.27)    1.75      5.24       N/A(d)   6.11(d)
S&P 500 Index.....................................     (2.72)   (11.90)  (13.11)    4.40     7.58      2.88      9.21      9.93(e)
Lehman Brothers Government/Corporate Bond Index...     (1.51)     0.98     7.24     3.84     3.58      5.69      6.08      7.12(e)
Lipper Convertible Securities Fund Average........      1.56     (4.80)   (4.59)    6.08     7.41      5.61      8.25      9.26(e)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. THE LIPPER CONVERTIBLE SECURITIES FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $10.00.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $11.25.

(d) THE FUND CONVERTED TO CLOSED-END STATUS ON MARCH 31, 1995 AND HAD NO OPERATING HISTORY ON THE NEW YORK STOCK EXCHANGE PRIOR TO THAT DATE.

(e) FROM JUNE 30, 1989, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

LONG POSITIONS
U.S. Government Obligations......................    31.0%
Energy and Utilities.............................    12.2%
Automotive: Parts and Accessories................     6.7%
Food and Beverage................................     5.9%
Financial Services...............................     5.6%
Broadcasting.....................................     5.3%
Health Care......................................     3.8%
Retail...........................................     3.8%
Communications Equipment.........................     3.6%
Wireless Communications..........................     3.2%
Diversified Industrial...........................     2.5%
Business Services................................     2.2%
Computer Software and Services...................     2.1%
Telecommunications...............................     1.8%
Publishing.......................................     1.7%
Computer Hardware................................     1.4%
Real Estate......................................     1.3%
Aerospace........................................     1.3%
Hotels and Gaming................................     1.2%
Consumer Products................................     1.1%
Electronics......................................     0.8%
Cable and Satellite..............................     0.6%
Transportation...................................     0.6%
Entertainment....................................     0.1%
Equipment and Supplies ..........................     0.1%
Manufactured Housing and Recreational Vehicles...     0.1%
Agriculture......................................     0.0%
Automotive.......................................     0.0%
                                                    -----
                                                    100.0%
                                                    =====

     THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

     The Fund's Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthonie C. van Ekris and Salvatore J. Zizza as Directors of the Fund. A total of 10,563,816 votes and 10,575,822 votes were cast in favor of each Director and a total of 407,548 votes and 395,542 votes were withheld for each Director, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony
J. Colavita as a Director of the Fund. A total of 922,047 votes were cast in favor of this Director and 9,676 votes were withheld for this Director.

     Mario J. Gabelli, E. Val Cerutti, Dugald A. Fletcher, Anthony R. Pustorino, and Werner J. Roeder continue to serve in their capacities as Directors of the Fund.

     We thank you for your participation and appreciate your continued support.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                                MARKET
   AMOUNT                                                                  COST           VALUE
-----------                                                           -------------   -------------
             CONVERTIBLE CORPORATE BONDS -- 23.6%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.0%
$ 6,000,000  Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ..................................   $   5,598,786   $   5,745,000
                                                                      -------------   -------------
             BROADCASTING -- 4.6%
  1,400,000  Sinclair Broadcast Group Inc.,
                Cv. (STEP),
                4.875%, 07/15/18 ..................................       1,292,616       1,265,250
  4,500,000  Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ..................................       3,894,400       4,055,625
                                                                      -------------   -------------
                                                                          5,187,016       5,320,875
                                                                      -------------   -------------
             BUSINESS SERVICES -- 0.0%
    900,000  BBN Corp., Sub. Deb. Cv.,
                6.000%, 04/01/12+ (a) .............................         882,893               0
                                                                      -------------   -------------
             CABLE AND SATELLITE -- 0.0%
    400,000  Adelphia Communications Corp.,
                Sub. Deb. Cv.,
                3.250%, 05/01/21+ (a) .............................         127,000               0
                                                                      -------------   -------------
             COMMUNICATIONS EQUIPMENT -- 2.6%
  3,000,000  Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ..................................       2,999,912       3,060,000
                                                                      -------------   -------------
             CONSUMER PRODUCTS -- 0.1%
    100,000  Church & Dwight Co. Inc.,
                Deb. Cv.,
                5.250%, 08/15/33 (b). .............................         100,000         149,284
  1,500,000  Pillowtex Corp., Sub. Deb. Cv.,
                9.000%, 12/15/08+ (a) .............................               0               0
                                                                      -------------   -------------
                                                                            100,000         149,284
                                                                      -------------   -------------
             DIVERSIFIED INDUSTRIAL -- 1.0%
  1,400,000  Roper Industries Inc.,
                Cv. (STEP),
                1.481%, 01/15/34 ..................................         706,122       1,158,500
     50,000  Trinity Industries Inc.,
                Sub. Deb. Cv.,
                3.875%, 06/01/36 ..................................          44,672          48,000
                                                                      -------------   -------------
                                                                            750,794       1,206,500
                                                                      -------------   -------------
             ELECTRONICS -- 0.1%
     10,000  Artesyn Technologies Inc.,
                Sub. Deb. Cv.,
                5.500%, 08/15/10 (b). .............................          10,096          13,691
    100,000  CTS Corp., Sub. Deb. Cv.,
                2.125%, 05/01/24 ..................................          95,067          94,750
                                                                      -------------   -------------
                                                                            105,163         108,441
                                                                      -------------   -------------

 PRINCIPAL                                                                                MARKET
   AMOUNT                                                                  COST           VALUE
-----------                                                           -------------   -------------
             ENERGY AND UTILITIES -- 1.1%
  $ 500,000  Devon Energy Corp., Deb. Cv.,
                4.950%, 08/15/08 ..................................   $     499,988   $     931,250
    400,000  Unisource Energy Corp., Cv.,
                4.500%, 03/01/35 (b) ..............................         400,565         389,500
                                                                      -------------   -------------
                                                                            900,553       1,320,750
                                                                      -------------   -------------
             EQUIPMENT AND SUPPLIES -- 0.0%
     10,000  Regal-Beloit Corp., Sub. Deb. Cv.,
                2.750%, 03/15/24 ..................................          12,541          16,738
                                                                      -------------   -------------
             FINANCIAL SERVICES -- 1.2%
    500,000  Conseco Inc., Cv. (STEP),
                3.500%, 09/30/35 (b) ..............................         504,946         407,500
  1,000,000  PrivateBancorp Inc., Cv.,
                3.625%, 03/15/27 ..................................       1,001,765         967,500
                                                                      -------------   -------------
                                                                          1,506,711       1,375,000
                                                                      -------------   -------------
             HEALTH CARE -- 0.8%
    900,000  Advanced Medical Optics Inc.,
                Sub. Deb. Cv.,
                3.250%, 08/01/26 ..................................         748,529         660,375
    100,000  Chemed Corp., Cv.,
                1.875%, 05/15/14 ..................................          76,311          75,750
    100,000  Millipore Corp., Cv.,
                3.750%, 06/01/26 ..................................         106,671         101,125
    150,000  Sabratek Corp., Sub. Deb. Cv.,
                6.000%, 04/15/09+ (a) .............................          84,763               0
    150,000  Thoratec Corp., Sub. Deb. Cv.
                (STEP),
                1.380%, 05/16/34 ..................................          98,621          94,687
                                                                      -------------   -------------
                                                                          1,114,895         931,937
                                                                      -------------   -------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
    100,000  Fleetwood Enterprises Inc.,
                Sub. Deb. Cv.,
                5.000%, 12/15/23 (b) ..............................         100,000          95,625
                                                                      -------------   -------------
             PUBLISHING -- 1.7%
  2,000,000  Gannett Co. Inc., Cv.,
                2.241%, 07/15/37 (c) ..............................       1,990,046       2,007,740
                                                                      -------------   -------------
             REAL ESTATE -- 1.3%
  2,500,000  Palm Harbor Homes Inc., Cv.,
                3.250%, 05/15/24 ..................................       2,395,443       1,487,500
                                                                      -------------   -------------
             RETAIL -- 2.6%
     60,000  Costco Wholesale Corp.,
                Sub. Deb. Cv.,
                Zero Coupon, 08/19/17 .............................          49,727          95,850
    100,000  Pier 1 Imports Inc., Cv. (STEP),
                6.375%, 02/15/36 ..................................          95,402          78,250

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                                MARKET
   AMOUNT                                                                  COST           VALUE
-----------                                                           -------------   -------------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             RETAIL (CONTINUED)
$ 3,000,000  The Great Atlantic & Pacific
                Tea Co. Inc., Cv.,
                5.125%, 06/15/11 ..................................   $   3,000,000   $   2,816,250
                                                                      -------------   -------------
                                                                          3,145,129       2,990,350
                                                                      -------------   -------------
             TELECOMMUNICATIONS -- 0.1%
     50,000  Commonwealth Telephone
                Enterprises Inc., Ser. A, Cv.,
                3.250%, 07/15/23 (a). .............................          49,696          52,257
                                                                      -------------   -------------
             WIRELESS COMMUNICATIONS -- 1.3%
  1,500,000  Nextel Communications Inc., Cv.,
                5.250%, 01/15/10 ..................................       1,348,105       1,455,000
                                                                      -------------   -------------
             TOTAL CONVERTIBLE CORPORATE BONDS                           28,314,683      27,322,997
                                                                      -------------   -------------

   SHARES
-----------
             CONVERTIBLE PREFERRED STOCKS -- 3.3%
             AGRICULTURE -- 0.0%
      1,000  Archer-Daniels-Midland Co.,
                6.250% Cv. Pfd. ...................................          42,520          43,840
                                                                      -------------   -------------
             AUTOMOTIVE -- 0.0%
      1,000  General Motors Corp.,
                6.250% Cv. Pfd., Ser. C ...........................          22,940          13,260
                                                                      -------------   -------------
             BUSINESS SERVICES -- 0.0%
     15,143  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A (a)(b)(d)+ .................................       1,347,184               0
     20,000  Key3Media Group Inc. (STEP),
                5.500% Cv. Pfd.,
                Ser. B+ (a) .......................................         499,993             117
                                                                      -------------   -------------
                                                                          1,847,177             117
                                                                      -------------   -------------
             COMMUNICATIONS EQUIPMENT -- 0.4%
        600  Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd ....................................         356,750         456,000
                                                                      -------------   -------------
             ENERGY AND UTILITIES -- 1.0%
      6,000  AES Trust III,
                6.750% Cv. Pfd. ...................................         229,530         291,000
        500  El Paso Corp.,
                4.990% Cv. Pfd. (b). ..............................         479,192         863,292
        300  El Paso Energy Capital Trust I,
                4.750% Cv. Pfd. ...................................          11,460          12,300
                                                                      -------------   -------------
                                                                            720,182       1,166,592
                                                                      -------------   -------------

                                                                                          MARKET
   SHARES                                                                  COST           VALUE
-----------                                                           -------------   -------------
             ENTERTAINMENT -- 0.1%
     17,000  Six Flags Inc.,
                7.250% Cv. Pfd. ...................................   $     345,910   $     158,950
                                                                      -------------   -------------
             FINANCIAL SERVICES -- 0.7%
        100  Alleghany Corp.,
                5.750% Cv. Pfd. ...................................          27,010          30,884
     20,000  Federal National Mortgage
                Association, 8.750%,
                Cv. Pfd., Ser. 08-1 ...............................       1,000,000         766,000
                                                                      -------------   -------------
                                                                          1,027,010         796,884
                                                                      -------------   -------------
             HEALTH CARE -- 0.1%
        100  Elite Pharmaceuticals Inc.,
                $2.32 Cv. Pfd.
                Ser. C (a)(d)+ ....................................          91,465         100,000
                                                                      -------------   -------------
             TELECOMMUNICATIONS -- 0.5%
     14,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ...........................         398,212         562,800
                                                                      -------------   -------------
             TRANSPORTATION -- 0.5%
      2,500  GATX Corp., $2.50 Cv. Pfd. ...........................         360,275         567,500
                                                                      -------------   -------------
             TOTAL CONVERTIBLE
             PREFERRED STOCKS                                             5,212,441       3,865,943
                                                                      -------------   -------------
             COMMON STOCKS -- 41.3%
             AEROSPACE -- 1.3%
     10,000  Kaman Corp.                                                    229,904         227,600
     11,844  Northrop Grumman Corp. ...............................         757,333         792,364
      2,000  Rockwell Automation Inc. .............................          87,441          87,460
     52,500  Rolls-Royce Group plc+ ...............................         500,804         357,111
  4,704,000  Rolls-Royce Group plc,
                Cl. B .............................................           9,343           9,369
                                                                      -------------   -------------
                                                                          1,584,825       1,473,904
                                                                      -------------   -------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
     50,000  Genuine Parts Co. ....................................       1,991,223       1,984,000
                                                                      -------------   -------------
             BROADCASTING -- 0.7%
     20,000  Clear Channel
                Communications Inc. ...............................         766,360         704,000
     14,000  Emmis Communications Corp.,
                Cl. A+ ............................................          95,021          35,280
                                                                      -------------   -------------
                                                                            861,381         739,280
                                                                      -------------   -------------
             BUSINESS SERVICES -- 2.2%
     30,000  ChoicePoint Inc.+ ....................................       1,450,800       1,446,000
    318,000  Trans-Lux Corp.+ (e) .................................       2,321,454       1,144,800
                                                                      -------------   -------------
                                                                          3,772,254       2,590,800
                                                                      -------------   -------------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                                          MARKET
   SHARES                                                                  COST           VALUE
-----------                                                           -------------   -------------
             COMMON STOCKS (CONTINUED)
             CABLE AND SATELLITE -- 0.6%
    493,409  Adelphia
                Recovery Trust+ (a). ..............................   $           0   $           0
     29,000  Cablevision Systems Corp.,
                Cl. A+ ............................................         774,121         655,400
      2,000  Rogers Communications Inc.,
                Cl. B .............................................          28,913          77,320
                                                                      -------------   -------------
                                                                            803,034         732,720
                                                                      -------------   -------------
             COMMUNICATIONS EQUIPMENT -- 0.6%
     30,000  Corning Inc. .........................................         366,667         691,500
                                                                      -------------   -------------
             COMPUTER HARDWARE -- 1.4%
     14,000  International Business
                Machines Corp. ....................................       1,122,403       1,659,420
                                                                      -------------   -------------
             COMPUTER SOFTWARE AND SERVICES -- 2.1%
     15,000  Diebold Inc. .........................................         555,270         533,700
     60,000  Electronic Data
                Systems Corp. .....................................       1,475,000       1,478,400
     47,000  Furmanite Corp.+ .....................................         181,064         375,060
      2,000  Microsoft Corp. ......................................          51,660          55,020
                                                                      -------------   -------------
                                                                          2,262,994       2,442,180
                                                                      -------------   -------------
             CONSUMER PRODUCTS -- 1.0%
      2,000  Avon Products Inc. ...................................          55,032          72,040
     50,000  Swedish Match AB .....................................         903,010       1,025,330
                                                                      -------------   -------------
                                                                            958,042       1,097,370
                                                                      -------------   -------------
             DIVERSIFIED INDUSTRIAL -- 1.1%
     46,000  General Electric Co. .................................       1,559,242       1,227,740
     37,000  WHX Corp.+. ..........................................         350,838          55,130
                                                                      -------------   -------------
                                                                          1,910,080       1,282,870
                                                                      -------------   -------------
             ELECTRONICS -- 0.4%
     22,000  Intel Corp. ..........................................         443,773         472,560
                                                                      -------------   -------------
             ENERGY AND UTILITIES -- 10.0%
      6,000  Anadarko Petroleum Corp. .............................         203,993         449,040
     10,000  BP plc, ADR ..........................................         665,900         695,700
      2,000  Cameron
                International Corp.+ ..............................          29,116         110,700
      4,060  CH Energy Group Inc. .................................         120,850         144,414
     14,000  Chevron Corp. ........................................         856,710       1,387,820
      5,000  ConocoPhillips .......................................         312,250         471,950
      2,000  Devon Energy Corp. ...................................         127,485         240,320
     10,000  Energy East Corp. ....................................         234,962         247,200
     18,000  Exxon Mobil Corp. ....................................       1,064,257       1,586,340
     10,100  FPL Group Inc. .......................................         571,056         662,358
     22,000  Great Plains Energy Inc. .............................         650,758         556,160

                                                                                          MARKET
   SHARES                                                                  COST           VALUE
-----------                                                           -------------   -------------
     18,000  Halliburton Co. ......................................   $     538,244   $     955,260
     41,000  Mirant Corp.+. .......................................         599,231       1,605,150
  1,200,000  Mirant Corp., Escrow+ (a) ............................               0               0
      7,000  National Fuel Gas Co. ................................         273,710         416,360
     15,000  Northeast Utilities ..................................         247,982         382,950
     10,000  Progress Energy Inc.,
                CVO+ (a) ..........................................           5,200           3,300
     16,000  Royal Dutch Shell plc,
                Cl. A, ADR ........................................       1,014,367       1,307,360
      7,000  SJW Corp. ............................................         149,930         184,800
     10,000  Xcel Energy Inc. .....................................         183,300         200,700
                                                                      -------------   -------------
                                                                          7,849,301      11,607,882
                                                                      -------------   -------------
             EQUIPMENT AND SUPPLIES -- 0.1%
      3,000  Mueller Industries Inc. ..............................          98,955          96,600
                                                                      -------------   -------------
             FINANCIAL SERVICES -- 3.7%
      2,000  AllianceBernstein Holding LP. ........................         122,180         109,360
     35,000  American Express Co. .................................       1,653,334       1,318,450
     37,000  Citigroup Inc. .......................................       1,634,384         620,120
      5,000  Federal National Mortgage Association ................         140,737          97,550
     10,000  Marsh & McLennan Companies Inc. ......................         290,880         265,500
     10,000  SAFECO Corp. .........................................         672,498         671,600
     52,000  Wells Fargo & Co. ....................................       1,551,368       1,235,000
                                                                      -------------   -------------
                                                                         6,065,381        4,317,580
                                                                      -------------   -------------
             FOOD AND BEVERAGE -- 5.9%
      8,000  Anheuser-Busch Companies Inc. ........................         390,070         496,960
     14,080  Cadbury plc, ADR .....................................         800,579         708,506
     10,560  Dr. Pepper Snapple Group Inc.+ .......................         326,997         221,549
     21,000  General Mills Inc. ...................................       1,045,562       1,276,170
    213,860  Parmalat SpA, GDR (b)(d) .............................         917,160         559,329
      1,000  Pernod-Ricard SA .....................................         110,717         102,733
     30,000  The Coca-Cola Co. ....................................       1,311,355       1,559,400
     25,000  Wm. Wrigley Jr. Co. ..................................       1,940,571       1,944,500
                                                                      -------------   -------------
                                                                          6,843,011       6,869,147
                                                                      -------------   -------------
             HEALTH CARE -- 2.9%
     24,000  Eli Lilly & Co. ......................................       1,314,205       1,107,840
      4,340  Elite Pharmaceuticals Inc.,
                Cl. A+ ............................................           5,290           2,300
      4,500  Johnson & Johnson ....................................         289,443         289,530
      2,000  Merck & Co. Inc. .....................................          56,160          75,380
     90,000  Pfizer Inc. ..........................................       2,392,783       1,572,300
     12,000  UnitedHealth Group Inc. ..............................         492,449         315,000
                                                                      -------------   -------------
                                                                          4,550,330       3,362,350
                                                                      -------------   -------------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                                          MARKET
   SHARES                                                                  COST           VALUE
-----------                                                           -------------   -------------
             COMMON STOCKS (CONTINUED)
             HOTELS AND GAMING -- 1.2%
    260,037  Ladbrokes plc ........................................   $   1,591,567   $   1,329,838
                                                                      -------------   -------------
             PUBLISHING -- 0.0%
      2,000  PRIMEDIA Inc. ........................................          14,430           9,320
                                                                      -------------   -------------
             RETAIL -- 1.2%
      4,000  Costco Wholesale Corp. ...............................         203,879         280,560
     13,000  Wal-Mart Stores Inc. .................................         592,810         730,600
     10,000  Walgreen Co. .........................................         380,830         325,100
                                                                      -------------   -------------
                                                                          1,177,519       1,336,260
                                                                      -------------   -------------
             TELECOMMUNICATIONS -- 1.2%
        509  FairPoint Communications Inc. ........................           4,964           3,670
      7,000  Philippine Long Distance Telephone Co., ADR ..........         178,067         373,940
     27,000  Verizon Communications Inc. ..........................         987,783         955,800
                                                                      -------------   -------------
                                                                          1,170,814       1,333,410
                                                                      -------------   -------------
             TRANSPORTATION -- 0.1%
      2,000  GATX Corp. ...........................................          71,574          88,660
                                                                      -------------   -------------
             WIRELESS COMMUNICATIONS -- 1.9%
     50,100  Rural Cellular Corp., Cl. A+ .........................       2,169,979       2,229,951
         49  Winstar Communications Inc.+ (a) .....................             438               0
                                                                      -------------   -------------
                                                                          2,170,417       2,229,951
                                                                      -------------   -------------
             TOTAL
                COMMON STOCKS .....................................      47,679,975      47,747,602
                                                                      -------------   -------------
             PREFERRED STOCKS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
      3,679  PTV Inc.,
                10.000% Pfd., Ser. A ..............................               0           1,876
                                                                      -------------   -------------

 PRINCIPAL
   AMOUNT
-----------
             CORPORATE BONDS -- 0.8%
             DIVERSIFIED INDUSTRIAL -- 0.4%
$   486,300  GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(d) ...........................         490,583         490,583
                                                                      -------------   -------------
             ELECTRONICS -- 0.3%
    300,000  Stoneridge Inc.,
                11.500%, 05/01/12 .................................         310,028         312,375
                                                                      -------------   -------------

 PRINCIPAL                                                                                MARKET
   AMOUNT                                                                  COST           VALUE
----------                                                            -------------   -------------
             ENERGY AND UTILITIES -- 0.1%
  $ 100,000  Texas Competitive Electric
                Holdings Co. LLC,
                10.250%, 11/01/15 (b) .............................   $      98,110   $      98,500
                                                                      -------------   -------------
             TELECOMMUNICATIONS -- 0.0%
             AMNEX Inc., Sub. Deb.,
     30,000     8.500%, 09/25/49+ (a)(b) ..........................          22,971               0
     50,000     8.500%, 09/25/49+ (a)(b)(d) .......................          48,801               0
                                                                      -------------   -------------
                                                                             71,772               0
                                                                      -------------   -------------
             TOTAL CORPORATE BONDS ................................         970,493         901,458
                                                                      -------------   -------------

  SHARES
-----------
             WARRANTS -- 0.0%
             CONSUMER PRODUCTS -- 0.0%
      4,331  Pillowtex Corp.,
                expire 11/24/09+ (a) ..............................         120,955               1
                                                                      -------------   -------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
                expire 08/14/08+ (a)(d) ...........................               0              14
                                                                      -------------   -------------
             FOOD AND BEVERAGE -- 0.0%
      1,300  Parmalat SpA, GDR,
                expire 12/31/15+ (a)(b)(d) ........................               0           2,150
                                                                      -------------   -------------
             HEALTH CARE -- 0.0%
     12,930  Elite Pharmaceuticals Inc.,
                expire 04/24/12+ (a)(d) ...........................           8,535           3,747
                                                                      -------------   -------------
             TOTAL WARRANTS                                                 129,490           5,912
                                                                      -------------   -------------

 PRINCIPAL
   AMOUNT
-----------
             U.S. GOVERNMENT OBLIGATIONS -- 31.0%
             U.S. TREASURY BILLS -- 28.2%
$32,776,000  U.S. Treasury Bills,
                1.132% to 2.033%++,
                09/18/08 to 10/09/08 ..............................      32,647,475      32,622,593
                                                                      -------------   -------------
             U.S. TREASURY NOTES -- 2.8%
  3,302,000  U.S. Treasury Note,
                5.000%, 07/31/08 ..................................       3,309,783       3,309,783
                                                                      -------------   -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS ....................      35,957,258      35,932,376
                                                                      -------------   -------------
 TOTAL INVESTMENTS -- 100.0% ......................................   $ 118,264,340     115,778,164
                                                                      =============

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                                          MARKET
                                                                                          VALUE
                                                                                      -------------
             OTHER ASSETS AND LIABILITIES (NET) ...................                   $  (1,540,275)
             PREFERRED STOCK
                (990,800 preferred shares outstanding) ............                     (24,770,000)
                                                                                      -------------
             NET ASSETS -- COMMON STOCK
                (12,786,965 common shares outstanding) ............                   $  89,467,889
                                                                                      =============
             NET ASSET VALUE PER COMMON SHARE
                ($89,467,889 / 12,786,965 shares outstanding) .....                   $        7.00
                                                                                      =============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $652,169 or 0.56% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $2,578,871 or 2.23% of total investments. Except as noted in (d), these securities are liquid.

(c) Floating rate security. The rate disclosed is that in effect at June 30, 2008.

(d) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $1,155,823 or 1.00% of total investments, which were valued under methods approved by the Board of Directors as follows:

ACQUISITION                                                                              06/30/08
  SHARES/                                                                                CARRYING
 PRINCIPAL                                              ACQUISITION    ACQUISITION        VALUE
  AMOUNT                    ISSUER                          DATE           COST          PER UNIT
-----------  ----------------------------------------   -----------   -------------   -------------
$    50,000  Amnex Inc., Sub. Deb., Cv.,
                8.500%, 09/25/49 ....................     09/15/97    $      48,801              --
        100  Elite Pharmaceuticals Inc.,
                $2.32 Cv. Pfd. Ser C ................     04/25/07           91,465   $  1,000.0000
     12,930  Elite Pharmaceuticals Inc.
                Warrants expire 04/24/12 ............     04/25/07            8,535          0.2898
   $486,300  GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 ....................     08/14/03          338,548        100.8807
     15,143  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A .............     05/03/02        1,347,184              --
    379,703  National Patent Development Corp.
                Warrants expire 08/14/08 ............     11/24/04               --          0.0000
    213,860  Pamalat SpA, GDR .......................     04/10/03          917,160          2.6154
      1,300  Pamalat SpA, GDR,
                Warrants expire 12/31/15 ............     11/09/05               --          1.6538

(e) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

GDR  Global Depositary Receipt

STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2008.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $115,942,886) ...........   $ 114,633,364
   Investments in affiliates, at value
      (cost $2,321,454) ................................       1,144,800
   Cash ................................................           9,550
   Receivable for investments sold .....................         238,816
   Dividends and interest receivable ...................         518,466
   Deferred offering expense ...........................          12,255
   Prepaid expense .....................................           2,365
                                                           -------------
   TOTAL ASSETS ........................................     116,559,616
                                                           -------------
LIABILITIES:
   Payable for investments purchased ...................       1,932,813
   Distributions payable ...............................          20,642
   Payable for investment advisory fees ................          75,555
   Payable for payroll expenses ........................         115,560
   Payable for accounting fees .........................           3,751
   Unrealized depreciation on swap contracts ...........          26,710
   Other accrued expenses ..............................         146,696
                                                           -------------
   TOTAL LIABILITIES ...................................       2,321,727
                                                           -------------
PREFERRED STOCK:
   Series B Cumulative Preferred Stock (6.00%, $25
      liquidation value, $0.001 par value, 1,995,000
      shares authorized with 990,800 shares issued and
      outstanding) .....................................      24,770,000
                                                           -------------
   NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ......   $  89,467,889
                                                           =============
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
   CONSIST OF:
   Paid-in capital, at $0.001 par value ................   $  93,078,699
   Accumulated distributions in excess of net
      investment income ................................         (62,668)
   Accumulated distributions in excess of net realized
      gain on investments, swap contracts, and
      foreign currency transactions ....................      (1,035,259)
   Net unrealized depreciation on investments ..........      (2,486,176)
   Net unrealized depreciation on swap contracts .......         (26,710)
   Net unrealized appreciation on foreign currency
      translations .....................................               3
                                                           -------------
   TOTAL NET ASSETS ....................................   $  89,467,889
                                                           =============
NET ASSET VALUE PER COMMON SHARE
   ($89,467,889 / 12,786,965 shares outstanding;
   998,000,000 shares authorized) ......................   $        7.00
                                                           =============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $15,844) ..........   $     680,372
  Interest .............................................       1,845,991
                                                           -------------
  TOTAL INVESTMENT INCOME ..............................       2,526,363
                                                           -------------
EXPENSES:
  Investment advisory fees .............................         712,759
  Payroll expenses .....................................          93,592
  Shareholder communications expenses ..................          59,502
  Legal and audit fees .................................          34,704
  Directors' fees ......................................          32,688
  Auction agent fees ...................................          31,200
  Shareholder services fees ............................          23,915
  Accounting fees ......................................          22,500
  Custodian fees .......................................          21,829
  Interest expense .....................................             777
  Miscellaneous expenses ...............................          38,981
                                                           -------------
  TOTAL EXPENSES .......................................       1,072,447
                                                           -------------
  Less:
  Advisory fee reduction ...............................        (243,392)
  Custodian fee credits ................................            (499)
                                                           -------------
  NET EXPENSES .........................................         828,556
                                                           -------------
  NET INVESTMENT INCOME ................................       1,697,807
                                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  SWAP CONTRACTS, AND FOREIGN CURRENCY:
  Net realized loss on investments - unaffiliated ......        (606,183)
  Net realized loss on investments - affiliated ........         (21,833)
  Net realized loss swap contracts .....................         (32,752)
  Net realized loss on foreign currency transactions ...          (1,190)
                                                           -------------
  Net realized loss on investments, swap contracts,
     and foreign currency transactions .................        (661,958)
                                                           -------------
  Net change in unrealized appreciation/depreciation:
     on investments ....................................      (6,213,344)
     on swap contracts .................................         (26,710)
     on foreign currency translations ..................               3
                                                           -------------
  Net change in unrealized appreciation/depreciation
     on investments, swap contracts, and foreign
     currency translations .............................      (6,240,051)
                                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS, AND FOREIGN
  CURRENCY .............................................      (6,902,009)
                                                           -------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................      (5,204,202)
                                                           -------------
Total Distributions to Preferred Shareholders ..........      (1,213,934)
                                                           -------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
  STOCK SHAREHOLDERS RESULTING FROM OPERATIONS .........   $  (6,418,136)
                                                           =============

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC. STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2008          YEAR ENDED
                                                                     (UNAUDITED)       DECEMBER 31, 2007
                                                                  ----------------     -----------------
OPERATIONS:
   Net investment income ......................................   $      1,697,807     $       5,094,411
   Net realized gain (loss) on investments, swap
      contracts, and foreign currency transactions ............           (661,958)            5,441,824
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, and foreign currency
      translations ............................................         (6,240,051)           (2,914,987)
                                                                  ----------------     -----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..............................................         (5,204,202)            7,621,248
                                                                  ----------------     -----------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income ......................................         (1,213,934)*          (1,370,499)
   Net realized short-term gain on investments, swap
      contracts, and foreign currency transactions ............                 --              (341,482)
   Net realized long-term gain on investments, swap
      contracts, and foreign currency transactions ............                 --            (1,099,213)
                                                                  ----------------     -----------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS ..............         (1,213,934)           (2,811,194)
                                                                  ----------------     -----------------
   NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
      COMMON SHAREHOLDERS
      RESULTING FROM OPERATIONS ...............................         (6,418,136)            4,810,054
                                                                  ----------------     -----------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ......................................           (483,873)*          (3,807,029)
   Net realized short-term gain on investments, swap
      contracts, and foreign currency transactions ............                 --              (942,693)
   Net realized long-term gain on investments, swap
      contracts, and foreign currency transactions ............                 --            (3,043,674)
   Return of capital ..........................................         (4,574,497)*          (2,153,250)
                                                                  ----------------     -----------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS .................         (5,058,370)           (9,946,646)
                                                                  ----------------     -----------------
FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued
      upon reinvestment of dividends and distributions ........          1,354,713             2,337,964
                                                                  ----------------     -----------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ....          1,354,713             2,337,964
                                                                  ----------------     -----------------
   NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
      SHAREHOLDERS ............................................        (10,121,793)           (2,798,628)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
   Beginning of period ........................................         99,589,682           102,388,310
                                                                  ----------------     -----------------
   End of period (including undistributed net investment
      income of $0 and $0, respectively) ......................   $     89,467,889     $      99,589,682
                                                                  ================     =================

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                              FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A COMMON SHARE                             JUNE 30, 2008    -----------------------------------------------------
OUTSTANDING THROUGHOUT EACH PERIOD:                           (UNAUDITED)       2007       2006       2005        2004       2003
-----------------------------------                        ----------------   --------   --------   --------    --------   --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................        $ 7.90         $ 8.31      $ 7.95    $ 8.32      $ 8.90     $ 8.44
                                                                ------         ------      ------    ------      ------     ------
   Net investment income ...............................          0.14           0.42        0.45      0.40        0.34       0.31
   Net realized and unrealized gain (loss) on
      investments ......................................         (0.54)          0.20        0.92      0.20        0.01       1.19
                                                                ------         ------      ------    ------      ------     ------
   Total from investment operations ....................         (0.40)          0.62        1.37      0.60        0.35       1.50
                                                                ------         ------      ------    ------      ------     ------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (a)
   Net investment income ...............................         (0.10)*        (0.11)      (0.09)    (0.14)      (0.16)     (0.11)
   Net realized gain on investments ....................            --          (0.12)      (0.13)    (0.05)         --      (0.03)
                                                                ------         ------      ------    ------      ------     ------
   Total distributions to preferred shareholders .......         (0.10)         (0.23)      (0.22)    (0.19)      (0.16)     (0.14)
                                                                ------         ------      ------    ------      ------     ------
   NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
      TO COMMON SHAREHOLDERS RESULTING FROM
      OPERATIONS .......................................         (0.50)          0.39        1.15      0.41        0.19       1.36
                                                                ------         ------      ------    ------      ------     ------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ...............................         (0.04)*        (0.31)      (0.34)    (0.25)      (0.18)     (0.17)
   Net realized gain on investments ....................            --          (0.32)      (0.46)    (0.29)         --      (0.03)
   Paid-in capital .....................................         (0.36)*        (0.17)         --     (0.26)      (0.62)     (0.60)
                                                                ------         ------      ------    ------      ------     ------
   Total distributions to common shareholders ..........         (0.40)         (0.80)      (0.80)    (0.80)      (0.80)     (0.80)
                                                                ------         ------      ------    ------      ------     ------
FUND SHARE TRANSACTIONS:
   Increase in net asset value from common share
      transactions .....................................         (0.00)(f)       0.00(f)     0.01      0.02        0.03       0.02
   Increase in net asset value from repurchase of
      preferred shares .................................            --             --          --        --        0.00(f)      --
   Offering costs for preferred shares charged to
      paid-in capital ..................................            --             --          --     (0.00)(f)    0.00(f)   (0.12)
                                                                ------         ------      ------    ------      ------     ------
   Total fund share transactions .......................         (0.00)(f)       0.00(f)     0.01      0.02        0.03      (0.10)
                                                                ------         ------      ------    ------      ------     ------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON SHAREHOLDERS,
      END OF PERIOD ....................................        $ 7.00         $ 7.90      $ 8.31    $ 7.95      $ 8.32     $ 8.90
                                                                ======         ======      ======    ======      ======     ======
   NAV total return + ..................................         (6.38)%         4.44%      14.80%     4.40%       1.50%     14.50%
                                                                ======         ======      ======    ======      ======     ======
   Market value, end of period .........................        $ 7.17         $ 7.67      $ 8.95    $ 8.83      $ 9.24     $10.54
                                                                ======         ======      ======    ======      ======     ======
   Investment total return ++ ..........................         (1.23)%        (5.85)%     11.32%     4.50%      (4.80)%    33.90%
                                                                ======         ======      ======    ======      ======     ======

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A COMMON SHARE                              JUNE 30, 2008    ----------------------------------------------------
OUTSTANDING THROUGHOUT EACH PERIOD:                            (UNAUDITED)       2007       2006       2005       2004       2003
-----------------------------------                         ----------------   --------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation value of preferred
      shares, end of period (in 000's) ..................     $114,238         $149,360   $152,158   $145,324   $147,202   $151,658
   Net assets attributable to common shares,
      end of period (in 000's) ..........................     $ 89,468         $ 99,590   $102,388   $ 95,554   $ 97,432   $101,658
   Ratio of net investment income to average net assets
      attributable to common shares before preferred
      share distributions ...............................         3.62%(g)         4.90%      5.51%      4.93%      4.41%      3.47%
   Ratio of operating expenses to average net assets
      attributable to common stock before fees waived ...         2.29%(g)         2.23%        --         --         --         --
   Ratio of operating expenses to average net assets
      attributable to common shares net of advisory fee
      reduction, if any (b)(c) ..........................         1.77%(g)         1.75%      2.07%      1.92%      1.61%      1.93%
   Ratio of operating expenses to average net assets
      including liquidation value of preferred shares
      before fees waived ................................         1.50%(g)         1.51%        --         --         --         --
   Ratio of operating expenses to average net assets
      including liquidation value of preferred shares
      net of advisory fee reduction, if any (b)(c) ......         1.16%(g)         1.18%      1.37%      1.27%      1.07%      1.37%
   Portfolio turnover rate +++ ..........................           30%              61%        51%        32%        57%        39%
PREFERRED STOCK:
   6.00% SERIES B CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ..........     $ 24,770         $ 24,770   $ 24,770   $ 24,770   $ 24,770   $ 25,000
   Total shares outstanding (in 000's) ..................          991              991        991        991        991      1,000
   Liquidation preference per share .....................     $  25.00         $  25.00   $  25.00   $  25.00   $  25.00   $  25.00
   Average market value (d) .............................     $  24.08         $  24.07   $  24.10   $  25.14   $  24.90   $  25.33
   Asset coverage per share .............................     $ 115.30         $  75.02   $  76.43   $  73.00   $  73.93   $  75.83
   SERIES C AUCTION RATE CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) ..........           --         $ 25,000   $ 25,000   $ 25,000   $ 25,000   $ 25,000
   Total shares outstanding (in 000's) ..................           --                1          1          1          1          1
   Liquidation preference per share .....................           --         $ 25,000   $ 25,000   $ 25,000   $ 25,000   $ 25,000
   Average market value (d) .............................           --         $ 25,000   $ 25,000   $ 25,000   $ 25,000   $ 25,000
   Asset coverage per share .............................           --         $ 75,025   $ 76,431   $ 72,998   $ 73,941   $ 75,829
   ASSET COVERAGE (e) ...................................          461%             300%       306%       292%       296%       303%

----------
+ Based on net asset value per share, adjusted for reinvestment of distributions at prices dependent under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to the 2002 rights offering, assuming full subscription by shareholder. Total return for a period of less than one year is not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions at prices dependent under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to the 2002 rights offering, assuming full subscription by shareholder. Total return for a period of less than one year is not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been 98%,
     65%, 59%, 72%, and 56%, respectively.

* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a) Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the fiscal years ended December 31, 2007 and December 31, 2006, the ratios of operating expenses to average net assets attributable to common shares net of advisory fee reduction would have been 1.74% and 2.05%, respectively, and the ratios of operating expenses to average net assets including liquidation value of preferred shares would have been 1.17% and 1.37%, respectively. For the six months ended June 30, 2008 and the fiscal year ended December 31, 2005, the effect of the custodian fee credits was minimal.

(c) The Fund incurred dividend expense on securities sold short for the fiscal year ended December 31, 2006. If dividend expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 2.06% and the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.37%. For the fiscal year ended December 31, 2007, the effect of the dividend expense on securities sold short was minimal.

(d)  Based on weekly prices.

(e)  Asset coverage is calculated by combining all series of preferred stock.

(f)  Amount represents less than $0.005 per share.

(g)  Annualized.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the "Board"), upon approval at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the "80% Policy"). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                     INVESTMENTS IN         OTHER FINANCIAL
                                                       SECURITIES       INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                     (MARKET VALUE)   APPRECIATION/DEPRECIATION)*
----------------                                     --------------   ---------------------------
Level 1 - Quoted Prices ..........................    $ 57,257,003                   --
Level 2 - Other Significant Observable Inputs ....      57,927,160             $(26,710)
Level 3 - Significant Unobservable Inputs ........         594,001                   --
                                                      ------------             --------
Total ............................................    $115,778,164             $(26,710)
                                                      ============             ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS
                                                     IN SECURITIES
                                                      MARKET VALUE
                                                     -------------
BALANCE AS OF 12/31/07 ...........................      $437,162
Accrued discounts/premiums .......................        21,270
Realized gain (loss) .............................            --
Change in unrealized appreciation/depreciation ...       135,569
Net purchases (sales) ............................            --
Transfers in and/or out of Level 3 ...............            --
                                                        --------
BALANCE AS OF 06/30/08 ...........................      $594,001
                                                        ========

     In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

     SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time the a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at June 30, 2008 are as follows:

         NOTIONAL             EQUITY SECURITY              INTEREST RATE/           TERMINATION  NET UNREALIZED
         AMOUNT                  RECEIVED               EQUITY SECURITY PAID           DATE       DEPRECIATION
-------------------------  ---------------------  --------------------------------  -----------  --------------
                               Market Value       Overnight LIBOR plus 40 bps plus
                             Appreciation on:       Market Value Depreciation on:
$349,417 (47,500 Shares)   Rolls-Royce Group plc       Rolls-Royce Group plc          12/15/08      $(26,710)

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2008.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     Distributions to shareholders of the Fund's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

                                                    COMMON      PREFERRED
                                                  ----------   ----------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ....   $5,549,933   $2,001,944
Net long-term capital gains ...................    2,243,463      809,250
Return of capital .............................    2,153,250           --
                                                  ----------   ----------
Total distributions paid ......................   $9,946,646   $2,811,194
                                                  ==========   ==========

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments ...   $3,806,277
Other temporary differences* .................     (515,078)
                                                 ----------
Total ........................................   $3,291,199
                                                 ==========

----------
* Other temporary differences are primarily due to conversion premiums, basis adjustments from partnerships, and five year qualified tax gain.

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                         COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                     ------------   ------------   ------------   --------------
Investments ......   $118,575,687     $8,718,275   $(11,515,798)     $(2,797,523)
Swap contracts ...             --             --        (26,710)         (26,710)
                     ------------     ----------   ------------      -----------
                     $118,575,687     $8,718,275   $(11,542,508)     $(2,824,233)
                     ============     ==========   ============      ===========

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund's total return on the NAV of the Common Shares is monitored on a monthly basis to assess whether the total return on the NAV of the Common Shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2008, the Fund's total return on the NAV of the Common Shares did not exceed the stated dividend rate or net swap expense on any outstanding Preferred Stock. Thus, management fees with respect to the liquidation value of the preferred stock assets were reduced by $243,392.

     During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $15,159 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser, and pays its allocated portion of the cost of the Fund's Chief Compliance Officer). For the six months ended June 30, 2008, the Fund paid or accrued $93,592, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $5,000 plus $750 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $22,899,174 and $20,526,113, respectively.

     Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $3,347,403 and $15,448,000, respectively.

5. CAPITAL. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund did not repurchase any shares of its common stock in the open market.

     Transactions in common stock were as follows:

                                        SIX MONTHS ENDED
                                          JUNE 30, 2008            YEAR ENDED
                                           (UNAUDITED)          DECEMBER 31, 2007
                                      ---------------------   --------------------
                                       SHARES      AMOUNT      SHARES     AMOUNT
                                      -------   -----------   -------   ----------
Net increase from shares issued upon
   reinvestment of distributions ...  188,567    $1,354,713   275,924   $2,337,964

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund's Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6.00% Series B and Series C Auction Rate Cumulative Preferred Stock at redemption prices of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     At the Fund's February 19, 2008 Board meeting, the Board approved the filing of a shelf registration with the SEC. The shelf offering went effective June 12, 2008 and gives the Fund the ability to offer additional preferred shares and promissory notes.

     On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2008, the Fund did not repurchase any shares of 6.00% Series B Cumulative Preferred Stock. At June 30, 2008, 990,800 shares of 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $20,642.

     On March 18, 2003, the Fund received net proceeds of $24,531,741 after underwriting discounts of $250,000 and offering expenses of $218,259 from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series C Auction Rate Cumulative Preferred Stock subject to bid orders by potential holders is less than the number of Series C Auction Rate Cumulative Preferred Stock subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series C Auction Rate Cumulative Preferred Stock for which they have submitted sell orders. On June 25, 2008, the Fund, as authorized by the Board, redeemed 100% (1,000 shares) of its Series C Auction Rate Cumulative Preferred Stock (the "Series C Preferred Stock"). Shareholders of the Series C Preferred Stock received the redemption price of $25,000 per share, which was equal to the liquidation preference of the Series C Preferred Stock, together with any accumulated and unpaid dividends, for each of his or her shares of Series C Preferred Stock redeemed.

     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of this issuer during the six months ended June 30, 2008 is set forth below:

                                                  NET CHANGE                    PERCENT
                                                     IN                         OWNED OF
                     BEGINNING  SHARES   ENDING   UNREALIZED      VALUE AT       SHARES
                       SHARES    SOLD    SHARES  DEPRECIATION  JUNE 30, 2008  OUTSTANDING
                     ---------  ------  -------  ------------  -------------  -----------
Trans-Lux Corp. ...   324,000    6,000  318,000   $(905,520)     $1,144,800      15.74%

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

                                  COMMON SHARES
                                CUSIP: 36240B109

We are pleased to report the payment of a distribution in the amount of $0.20 per share payable on June 24, 2008 to shareholders of record on June 16, 2008. As of the record date, $0.017 per share of the distribution is derived from net investment income and the remainder of the distribution, or $0.183 per share, is deemed a return of capital. These estimates are based on earnings as of the record date. After giving effect to the distribution, the aggregate of the undistributed net realized losses on the sale of securities and net unrealized depreciation of portfolio securities is $1,144,111, of which $414,648 represents net unrealized depreciation of portfolio securities. Prior distributions within 2008 would have similar characterizations. The actual composition of the distribution may change based on the Fund's investment activity through December 31, 2008. Shareholders will be notified regarding the components of all distributions for the year and the related tax treatment via Form 1099-DIV in early 2009.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

 BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT (UNAUDITED)

At its meeting on May 22, 2008, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of convertible securities and income/preferred stock closed-end funds. The Independent Board Members noted that the Fund's short, medium, and long-term comparative performance was in the top quintile to the top half, which was reasonable particularly in light of the Fund's conservative stance.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser and found the profitability to be normal. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund. The Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

E. Val Cerutti
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

Dugald A. Fletcher
   PRESIDENT, FLETCHER & COMPANY, INC.

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   MEDICAL DIRECTOR,
   LAWRENCE HOSPITAL

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Laurissa M. Martire
   VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                     6.00%
                        Common     Preferred
                      ----------   ---------
NYSE-Symbol:             GCV         GCV PrB
Shares Outstanding:   12,786,965     990,800

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Convertible Securities Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Convertible Securities Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

                                                                     GCV Q2/2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES


=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 12,598,396
01/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
01/31/08
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 12,598,396
02/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
02/28/08
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 12,693,456
03/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
03/31/08
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 12,693,456
04/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
04/30/08
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 12,693,456
05/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
05/31/08
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 12,786,964
06/01/08
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
06/30/08
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      The Gabelli Convertible and Income Securities Fund Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
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* Print the name and title of each signing officer under his or her signature.